Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Executive Compensation

Pay Versus Performance

The following table provides information about the compensation paid to our principal executive officer (“PEO”), who is our CEO, and our other named executive officers (“NEOs”), the performance of the Company’s common stock and our net income.

Pay Versus Performance

Year (1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (in thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$867,331	$900,387	$463,180	$480,346	$149.78	$28,619
2023	$740,274	$765,574	$401,285	$420,206	$127.28	$29,776
2022	$855,254	$812,072	$472,014	$443,354	$111.19	$26,444
(1)	Andrew J. Ryback was our Chief Executive Officer and President and our remaining NEOs were Richard L. Belstock, Chief Financial Officer, and BJ North, Chief Banking Officer.
(2)

“Compensation actually paid” to executive officers in columns (c) and (e) is adjusted in accordance with Item 402(v) of SEC Regulation S-K and does not reflect all compensation actually earned, received, or realized by our executive officers, including with respect to equity awards. These adjustments for equity awards are described in the following tables:

PEO Total Compensation Amount	$ 867,331	$ 740,274	$ 855,254
PEO Actually Paid Compensation Amount	$ 900,387	765,574	812,072
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation “Actually Paid” for PEO	2024	2023	2022
Deduction for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	$(44,400)	$0	$(108,278)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$48,096	$0	$36,722
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$30,888	$32,640	$13,176
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$(3,552)	$(9,364)	$13,176
Total Adjustments	$33,056	$25,299	$(43,182)

Non-PEO NEO Average Total Compensation Amount	$ 463,180	401,285	472,014
Non-PEO NEO Average Compensation Actually Paid Amount	$ 480,346	420,206	443,354
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at compensation “actually paid” to our non-PEO NEOs during each of the years in question:

Average of Adjustments to Determine Compensation “Actually Paid” for Other NEO	2024	2023	2022
Deduction for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	$(31,450)	$0	$(75,479)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$27,229	$0	$27,229
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$21,879	$23,120	$8,784
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$(2,516)	$(6,222)	$8,784
Total Adjustments	$17,166	$18,922	$(28,660)

2025 Proxy Statement	39

Compensation Actually Paid vs. Total Shareholder Return
Executive Compensation

Pay Versus Performance

As shown in the chart, the PEO and other NEOs’ compensation actually paid (“CAP”) amounts are aligned with the Company’s total shareholder return (“TSR”). This is due in large part to the Company’s use of incentive payments which are tied to the Company’s financial performance.

Compensation Actually Paid vs. Net Income
As shown in the chart, the Company’s net income declined slightly in 2024. The PEO and other NEOs’ CAP reflects actual incentive earned under the incentive plans and the biannual granting of option awards. The Company’s incentive payments are tied to the Company’s financial performance.

Total Shareholder Return Amount	$ 149.78	127.28	111.19
Net Income (Loss)	28,619,000	29,776,000	26,444,000
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,056	25,299	(43,182)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,400)	0	(108,278)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,096	0	36,722
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,888	32,640	13,176
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,552)	(9,364)	13,176
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,166	18,922	28,660
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,450)	0	75,479
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,229	0	27,229
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,879	23,120	8,784
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,516)	$ (6,222)	$ 8,784